Goodwill, transmission system rights and other intangible assets and liabilities	12 Months Ended
Dec. 31, 2011
Goodwill, transmission system rights and other intangible assets and liabilities
Goodwill, transmission system rights and other intangible assets and liabilities

7. Goodwill, transmission system rights and other intangible assets and liabilities

        The following table details the changes in the carrying amount of goodwill by operating segment:

	Northeast	Northwest	Southwest	Un-allocated Corporate	Total
Balance at December 31, 2009	$—	$—	$8,918	$—	$8,918
Acquisition of businesses	—	—	—	3,535	3,535

Balance at December 31, 2010	—	—	8,918	3,535	12,453
Acquisition of businesses	135,268	138,263	57,602	—	331,133

Balance at December 31, 2011	$135,268	$138,263	$66,520	$3,535	$343,586

        Other intangible assets include power purchase agreements, fuel supply agreements and development costs. Transmission system rights represent the long-term right to approximately 72% of the regulated revenues of the Path 15 transmission line.

        The following tables summarize the components of our intangible assets and other liabilities subject to amortization for the years ended December 31, 2011 and 2010:

		Other Intangible Assets, Net
	Transmission System Rights	Power Purchase Agreements	Fuel Supply Agreements	Development Costs	Total
Gross balances, December 31, 2011	$231,669	$639,699	$33,845	$1,786	$675,330
Foreign currency translation adjustment	—	(877)	—	—	(877)
Less: accumulated amortization	(51,387)	(63,908)	(26,271)	—	(90,179)

Net carrying amount, December 31, 2011	$180,282	$574,914	$7,574	$1,786	$584,274

		Power Purchase and Fuel Supply Agreement Liabilities, Net
	Transmission System Rights	Power Purchase Agreements	Fuel Supply Agreements	Development Costs	Total
Gross balances, December 31, 2011	$—	$(35,288)	$(38,106)	$—	$(73,394)
Foreign currency translation adjustment	—	127	121	—	248
Less: accumulated amortization	—	398	973	—	1,371

Net carrying amount, December 31, 2011	$—	$(34,763)	$(37,012)	$—	$(71,775)

		Other Intangible Assets, Net
	Transmission System Rights	Power Purchase Agreements	Fuel Supply Agreements	Development Costs	Total
Gross balances, December 31, 2010	$231,669	$110,470	$33,845	$1,147	$145,462
Less: accumulated amortization	(43,535)	(39,190)	(17,810)	—	(57,000)

Net carrying amount, December 31, 2010	$188,134	$71,280	$16,035	$1,147	$88,462

        The following table presents amortization of intangible assets for the years ended December 31, 2011, 2010 and 2009:

	2011	2010	2009
Transmission system rights	$7,852	$7,849	$7,849
Power purchase agreements	24,021	12,411	12,406
Fuel supply agreements	7,091	8,461	9,468

Total amortization	$38,964	$28,721	$29,723

        The following table presents estimated future amortization for the next five years related to our transmission system rights, purchase power agreements and fuel supply agreements:

Year Ended December 31,	Transmission System Rights	Power Purchase Agreements	Fuel Supply Agreements
2012	$7,849	$69,039	$1,722
2013	7,849	66,218	(5,852)
2014	7,849	55,282	(5,852)
2015	7,849	55,282	(5,852)
2016	7,849	55,282	(5,852)